Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 54,527	$ 42,490
Research and development credits	9,035	7,163
Deferred revenue	2,752	2,317
Contract liability	2,282	2,424
Stock-based compensation	1,036	695
Deferred rent	378	370
Accruals and reserves	989	560
Gross deferred tax assets	71,120	56,019
Deferred tax liabilities:
Fixed assets and intangible assets	(78)	(99)
Gross deferred tax liabilities	(78)	(99)
Valuation allowance	(68,760)	(53,496)
Net deferred tax assets	$ 2,282	$ 2,424